Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Loss before income tax	€ (69,887)	€ (57,418)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(3,771)	(3,888)
Finance expense	340	950
Depreciation and impairment of property, plant and equipment and right-of-use assets	4,867	5,853
Loss on disposal of fixed assets	131	239
Impairment of inventory		1,362
Share-based payment expense	487	1,578
Changes of provisions	17,062	(588)
Working capital changes
Decrease / (increase) in assets held for sale	523	257
Decrease / (increase) in trade receivables and contract assets	(98)	3,159
Decrease / (increase) in inventory	(1,406)	(2,050)
Decrease / (increase) in other assets	904	17,229
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(46,341)	(67,668)
Decrease / (increase) in deferred taxes	6	2
Income taxes paid	(918)	(4)
Interest received	2,136	2,034
Interest paid	(589)	(633)
Net cash flow (used in) operating activities	(96,554)	(99,586)
Investing activities
Purchase of property, plant and equipment	(5,074)	(13,028)
Purchase of intangible assets	(14)	(134)
Net cash flow (used in) investing activities	(5,088)	(13,162)
Financing activities
Payments on lease obligations	(1,219)	(1,260)
Proceeds from the issuance of Shares (net of transaction costs)		235,840
Payment on / proceeds from treasury shares/exercise of options	95	129
Net cash flow provided by financing activities	(1,124)	234,709
Net increase (decrease) in cash and cash equivalents	(102,766)	121,961
Currency translation gains (losses) on cash and cash equivalents	466	(239)
Cash and cash equivalents, beginning of period	402,452	495,797
Cash and cash equivalents, end of period	€ 300,152	€ 617,519